Related Party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others	₨ 6,490.7		₨ 4,565.9
Sale of investments from others	22,236.2		5,099.3
Investments of others	320,093.6	$ 4,628.3	425,517.1	₨ 335,048.9
Dividend paid to principal owner	41,015.2	$ 593.0	34,490.3	₨ 29,280.9
Foreign exchange and derivative contracts, notional principal amount	9,200,867.7		7,827,363.5		$ 133,037.4
Bank guarantees	1,015,442.1		846,958.3		$ 14,682.5
Tier II bonds
Related Party Transaction [Line Items]
Investments of others	250.0		250.0
Principal Owner
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties	0.0		0.0
Loans purchased from principal owner	239,824.2		56,239.4
Dividend paid to principal owner	5,111.7		4,325.3
Foreign exchange and derivative contracts, notional principal amount	58,655.0		59,721.4
Foreign exchange and derivative contracts, mark to market gains	143.1		87.7
Subscribed debt securities	6,850.0		21,050.0
Bank guarantees	3.7		2.5
Others
Related Party Transaction [Line Items]
Bank guarantees	₨ 1,127.4		₨ 857.4